GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 157,450		$ 135,377		$ 113,909
Property and equipment	4,763		5,263
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,585	[1]	44,237	[1]	35,519	[1]
Property and equipment	146		231
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,961		31,115		26,630
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,821		23,009		23,100
Property and equipment	3,722		4,180
Rest Of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,351		24,862		16,140
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,732		12,154		12,520
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 895		$ 852

[1]	Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,900, $1,100 and $558 of revenues derived from Canada in the years ended December 31, 2012, 2013 and 2014, respectively.